Fair Value Measurements - Level 3 Reconciliation (Details) - Fair Value, Inputs, Level 3 - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 08, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 3,199,553	$ 1,014,868	$ 1,014,868
Issuance of Paulson Warrants		2,749,369		$ 1,213,816
Reclassification of warrant liability to shareholders' equity	(3,199,553)	(7,874)
Changes in values of liabilities related to options and warrants		(556,810)		(198,948)
Balance	$ 0	$ 3,199,553	$ 0	$ 1,014,868